Reverse Recapitalization - Summary of fair value of Artisan's identifiable net assets acquired (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2024 USD ($) shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	May 18, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Disclosure Of Reverse Recapitalization [Line Items]
Cash and cash equivalent	$ 52,251	$ 45,706	$ 146,660		$ 35,289
Less: Fair value of consideration comprising:
Class of warrants received during the period | shares				1
Number of shares issued (in shares) | shares	12,984,844	12,205,180
Class A ordinary shares
Disclosure Of Reverse Recapitalization [Line Items]
Number of instruments or interests issued or issuable (in shares) | shares	14,523,244
Warrants
Less: Fair value of consideration comprising:
Number of warrants issued (in shares) | shares				100,000
Artisan
Disclosure Of Reverse Recapitalization [Line Items]
Fair value of Artisan’s identifiable net assets acquired comprising				$ 23,600
Prepayments				538
Cash and cash equivalent				30,364
Accrued expenses				(231)
Warrants liabilities (note (i))				(6,186)
Derivative liabilities (note (ii))				(885)
Less: Fair value of consideration comprising:
$14,523,244 Company’s Class A ordinary shares				(113,147)
Share-based payment expense on listing				$ (89,547)
Artisan | Class A ordinary shares
Less: Fair value of consideration comprising:
Number of shares issued (in shares) | shares				6,000,000
Sale of stock price per share (in US Dollar per shares) | $ / shares				$ 10
Artisan | Redeemable Warrants
Less: Fair value of consideration comprising:
Number of warrants issued (in shares) | shares				1,500,000
FPA Investors | Reverse Recapitalization
Less: Fair value of consideration comprising:
Aggregate price				$ 585
FPA Investors | Class A ordinary shares
Less: Fair value of consideration comprising:
Shares issued upon conversion (in shares) | shares				400,000
FPA Investors | Warrants | Warrants
Less: Fair value of consideration comprising:
Number of warrant issued upon conversion (in shares) | shares				100,000